Performance Management - Prospectus Summary	Nov. 30, 2025
Lord Abbett Multi-Asset Balanced Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +18.41% Worst Quarter 1st Q 2020 -16.88%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund and a performance average of similar mutual funds, as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the S&P 500® Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Multi-Asset Balanced Opportunity Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index | Average Annual Return, Label [Optional Text]		Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent			17.37%	13.59%	14.59%	14.59%
Russell 1000® Index | Performance Inception Date					Apr. 04, 2017
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	14.86%	14.82%
S&P 500® Index | Performance Inception Date					Apr. 04, 2017
Morningstar Moderate Allocation Category Average | Average Annual Return, Label [Optional Text]		Morningstar Moderate Allocation Category Average
Morningstar Moderate Allocation Category Average | Average Annual Return, Percent			12.93%	6.97%	7.78%	7.95%
Morningstar Moderate Allocation Category Average | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			10.41%	5.67%		7.83%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			9.51%	3.96%		6.10%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			6.29%	3.82%		5.63%
Class C Shares | Average Annual Return, Percent	[1]		11.00%	5.35%		7.27%
Class F Shares | Average Annual Return, Percent			13.10%	6.30%		8.24%
Class F3 Shares | Average Annual Return, Percent			13.29%	6.51%	7.91%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			13.21%	6.41%		8.34%
Class P Shares | Average Annual Return, Percent			12.71%	5.93%		7.86%
Class R2 Shares | Average Annual Return, Percent			12.51%	5.78%		7.70%
Class R3 Shares | Average Annual Return, Percent			12.68%	5.90%		7.82%
Class R4 Shares | Average Annual Return, Percent			12.93%	6.15%		8.08%
Class R5 Shares | Average Annual Return, Percent			13.26%	6.43%		8.36%
Class R6 Shares | Average Annual Return, Percent			13.31%	6.50%		8.42%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Multi-Asset Balanced Opportunity Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.88%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lord Abbett Multi-Asset Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +13.27% Worst Quarter 1st Q 2020 -13.49%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund and a performance average of similar mutual funds. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Multi-Asset Income Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 04, 2017
Morningstar Moderately Conservative Allocation Category Average | Average Annual Return, Label [Optional Text]		Morningstar Moderately Conservative Allocation Category Average
Morningstar Moderately Conservative Allocation Category Average | Average Annual Return, Percent			11.31%	4.61%	5.51%	5.86%
Morningstar Moderately Conservative Allocation Category Average | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			8.85%	3.76%		5.88%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			7.53%	2.42%		4.50%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			5.33%	2.33%		4.04%
Class C Shares | Average Annual Return, Percent	[1]		9.56%	3.45%		5.34%
Class F Shares | Average Annual Return, Percent			11.60%	4.40%		6.29%
Class F3 Shares | Average Annual Return, Percent			11.74%	4.56%	5.95%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			11.73%	4.50%		6.39%
Class R2 Shares | Average Annual Return, Percent			11.05%	3.88%		5.76%
Class R3 Shares | Average Annual Return, Percent			11.15%	3.98%		5.86%
Class R4 Shares | Average Annual Return, Percent			11.43%	4.24%		6.13%
Class R5 Shares | Average Annual Return, Percent			11.66%	4.51%		6.40%
Class R6 Shares | Average Annual Return, Percent			11.75%	4.55%		6.45%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Multi-Asset Income Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.27%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(13.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lord Abbett Convertible Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +27.13% Worst Quarter 2nd Q 2022 -16.15%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Convertible Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA U.S. Convertibles Index | Average Annual Return, Label [Optional Text]		ICE BofA U.S. Convertibles Index
ICE BofA U.S. Convertibles Index | Average Annual Return, Percent			18.18%	5.17%	11.10%	11.29%
ICE BofA U.S. Convertibles Index | Performance Inception Date					Apr. 04, 2017
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			19.32%	2.35%		11.25%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			18.55%	0.69%		9.03%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			11.51%	1.21%		8.31%
Class C Shares | Average Annual Return, Percent	[1]		20.22%	2.17%		10.80%
Class F Shares | Average Annual Return, Percent			22.11%	2.93%		11.62%
Class F3 Shares | Average Annual Return, Percent			22.43%	3.12%	11.29%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			22.28%	3.02%		11.73%
Class P Shares | Average Annual Return, Percent			21.69%	2.57%		11.24%
Class R2 Shares | Average Annual Return, Percent			21.51%	2.42%		11.06%
Class R3 Shares | Average Annual Return, Percent			21.61%	2.51%		11.18%
Class R4 Shares | Average Annual Return, Percent			21.97%	2.78%		11.46%
Class R5 Shares | Average Annual Return, Percent			22.28%	3.03%		11.73%
Class R6 Shares | Average Annual Return, Percent			22.35%	3.11%		11.79%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Convertible Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	27.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.15%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Lord Abbett Core Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has no Class P shares outstanding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 4th Q 2023 +6.53% Worst Quarter 1st Q 2022 -5.84%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Core Fixed Income Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			4.68%	(0.71%)		1.72%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			2.79%	(2.13%)		0.36%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.74%	(1.14%)		0.73%
Class C Shares | Average Annual Return, Percent	[1]		5.50%	(0.88%)		1.32%
Class F Shares | Average Annual Return, Percent			7.31%	(0.16%)		2.05%
Class F3 Shares | Average Annual Return, Percent			7.37%	0.01%	2.08%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			7.34%	(0.02%)		2.18%
Class R2 Shares | Average Annual Return, Percent			6.66%	(0.65%)		1.55%
Class R3 Shares | Average Annual Return, Percent			6.76%	(0.55%)		1.65%
Class R4 Shares | Average Annual Return, Percent			7.15%	(0.30%)		1.90%
Class R5 Shares | Average Annual Return, Percent			7.30%	(0.05%)		2.16%
Class R6 Shares | Average Annual Return, Percent			7.38%	(0.01%)		2.23%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Core Fixed Income Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.53%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.84%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Lord Abbett Core Plus Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class R2 shares because the Fund has no Class R2 shares outstanding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 4th Q 2023 +6.91% Worst Quarter 2nd Q 2022 -6.21%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Core Plus Bond Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			5.00%	0.10%		2.63%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			2.87%	(1.65%)		0.91%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.92%	(0.69%)		1.26%
Class C Shares | Average Annual Return, Percent	[1]		5.66%	(0.10%)		2.18%
Class F Shares | Average Annual Return, Percent			7.50%	0.65%		2.95%
Class F3 Shares | Average Annual Return, Percent			7.72%	0.84%	2.72%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			7.61%	0.74%		3.06%
Class R3 Shares | Average Annual Return, Percent			7.07%	0.26%		2.56%
Class R4 Shares | Average Annual Return, Percent			7.34%	0.51%		2.81%
Class R5 Shares | Average Annual Return, Percent			7.61%	0.76%		3.07%
Class R6 Shares | Average Annual Return, Percent			7.72%	0.84%		3.15%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Core Plus Bond Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.91%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.21%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Lord Abbett Floating Rate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +7.54% Worst Quarter 1st Q 2020 -15.76%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Floating Rate Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morningstar LSTA US Leveraged Loan Index | Average Annual Return, Label [Optional Text]		Morningstar LSTA US Leveraged Loan Index
Morningstar LSTA US Leveraged Loan Index | Average Annual Return, Percent			5.90%	6.42%	5.37%	5.83%
Morningstar LSTA US Leveraged Loan Index | Performance Inception Date					Apr. 04, 2017
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			3.63%	5.57%		4.65%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			0.73%	2.89%		2.31%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.10%	3.07%		2.50%
Class C Shares | Average Annual Return, Percent	[1]		4.40%	5.42%		4.23%
Class F Shares | Average Annual Return, Percent			6.15%	6.17%		5.00%
Class F3 Shares | Average Annual Return, Percent			6.22%	6.33%	4.64%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			6.26%	6.28%		5.09%
Class R2 Shares | Average Annual Return, Percent			5.63%	5.62%		4.47%
Class R3 Shares | Average Annual Return, Percent			5.73%	5.76%		4.58%
Class R4 Shares | Average Annual Return, Percent			5.86%	5.99%		4.83%
Class R5 Shares | Average Annual Return, Percent			6.26%	6.28%		5.11%
Class R6 Shares | Average Annual Return, Percent			6.35%	6.33%		5.16%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Floating Rate Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lord Abbett High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has no Class P shares outstanding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +10.72% Worst Quarter 1st Q 2020 -16.65%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett High Yield Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA U.S. High Yield Constrained Index | Average Annual Return, Label [Optional Text]		ICE BofA U.S. High Yield Constrained Index
ICE BofA U.S. High Yield Constrained Index | Average Annual Return, Percent			8.59%	4.56%	5.15%	6.47%
ICE BofA U.S. High Yield Constrained Index | Performance Inception Date					Apr. 04, 2017
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			4.93%	2.85%		5.13%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			1.92%	0.46%		2.67%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.85%	1.20%		2.89%
Class C Shares | Average Annual Return, Percent	[1]		5.56%	2.66%		4.71%
Class F Shares | Average Annual Return, Percent			7.50%	3.42%		5.47%
Class F3 Shares | Average Annual Return, Percent			7.72%	3.64%	4.36%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			7.61%	3.54%		5.58%
Class R2 Shares | Average Annual Return, Percent			6.97%	2.93%		4.96%
Class R3 Shares | Average Annual Return, Percent			6.91%	3.00%		5.05%
Class R4 Shares | Average Annual Return, Percent			7.35%	3.27%		5.33%
Class R5 Shares | Average Annual Return, Percent			7.44%	3.51%		5.57%
Class R6 Shares | Average Annual Return, Percent			7.55%	3.61%		5.69%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett High Yield Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lord Abbett Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +11.02% Worst Quarter 1st Q 2020 -9.10%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Income Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Credit Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Credit Bond Index
Bloomberg U.S. Credit Bond Index | Average Annual Return, Percent			7.83%	(0.05%)	2.78%	3.15%
Bloomberg U.S. Credit Bond Index | Performance Inception Date					Apr. 04, 2017
Bloomberg Baa Corporate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg Baa Corporate Bond Index
Bloomberg Baa Corporate Bond Index | Average Annual Return, Percent			7.93%	0.42%	3.35%	3.90%
Bloomberg Baa Corporate Bond Index | Performance Inception Date					Apr. 04, 2017
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			5.64%	0.36%		3.46%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			3.30%	(1.57%)		1.64%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.29%	(0.54%)		1.87%
Class C Shares | Average Annual Return, Percent	[1]		6.54%	0.14%		3.05%
Class F Shares | Average Annual Return, Percent			8.37%	0.92%		3.79%
Class F3 Shares | Average Annual Return, Percent			8.56%	1.10%	3.25%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			8.48%	1.02%		3.89%
Class R2 Shares | Average Annual Return, Percent			7.81%	0.38%		3.28%
Class R3 Shares | Average Annual Return, Percent			7.93%	0.54%		3.38%
Class R4 Shares | Average Annual Return, Percent			8.21%	0.77%		3.64%
Class R5 Shares | Average Annual Return, Percent			8.48%	0.96%		3.90%
Class R6 Shares | Average Annual Return, Percent			8.56%	1.10%		3.98%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Income Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.02%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lord Abbett Inflation Focused Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +10.55% Worst Quarter 1st Q 2020 -14.80%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of securities market indices with investment characteristics similar to those of the Fund as well as to a broad-based securities market index[1] and a non-securitites index that measures changes in the cost of living. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Inflation Focused Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. 1-5 Year TIPS Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. 1-5 Year TIPS Index
Bloomberg U.S. 1-5 Year TIPS Index | Average Annual Return, Percent			6.55%	3.32%	3.16%	3.16%
Bloomberg U.S. 1-5 Year TIPS Index | Performance Inception Date					Apr. 04, 2017
Consumer Price Index for All Urban Consumers (“CPI-U”) | Average Annual Return, Label [Optional Text]		Consumer Price Index for All Urban Consumers (“CPI-U”)
Consumer Price Index for All Urban Consumers (“CPI-U”) | Average Annual Return, Percent			2.67%	4.47%	3.30%	3.20%
Consumer Price Index for All Urban Consumers (“CPI-U”) | Performance Inception Date					Apr. 04, 2017
ICE BofA 1–3 Year U.S. Corporate Index | Average Annual Return, Label [Optional Text]		ICE BofA 1–3 Year U.S. Corporate Index
ICE BofA 1–3 Year U.S. Corporate Index | Average Annual Return, Percent			5.93%	2.53%	2.86%	2.81%
ICE BofA 1–3 Year U.S. Corporate Index | Performance Inception Date					Apr. 04, 2017
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			4.57%	3.69%		3.41%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			2.58%	2.11%		1.78%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.68%	2.14%		1.87%
Class C Shares | Average Annual Return, Percent	[1]		5.28%	3.49%		2.98%
Class F Shares | Average Annual Return, Percent			7.11%	4.28%		3.76%
Class F3 Shares | Average Annual Return, Percent			7.34%	4.47%	3.82%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			7.13%	4.36%		3.84%
Class R2 Shares | Average Annual Return, Percent			6.60%	3.69%		3.19%
Class R3 Shares | Average Annual Return, Percent			6.60%	3.84%		3.34%
Class R4 Shares | Average Annual Return, Percent			6.87%	4.10%		3.58%
Class R5 Shares | Average Annual Return, Percent			7.23%	4.38%		3.85%
Class R6 Shares | Average Annual Return, Percent			7.34%	4.44%		3.95%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Inflation Focused Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(14.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lord Abbett Short Duration Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class R2 shares because the Fund has no Class R2 shares outstanding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +4.06% Worst Quarter 1st Q 2020 -3.09%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Short Duration Core Bond Fund			12 Months Ended	60 Months Ended	104 Months Ended
		Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg 1-3 Year U.S. Government/Credit Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Bloomberg 1-3 Year U.S. Government/Credit Bond Index | Average Annual Return, Percent			5.35%	1.97%	2.18%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index | Performance Inception Date					Apr. 19, 2017
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.78%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 19, 2017
Class A Shares | Average Annual Return, Percent			3.12%	1.94%	2.19%
Class A Shares | Performance Inception Date					Apr. 19, 2017
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			1.26%	0.41%	0.82%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			1.82%	0.81%	1.07%
Class C Shares | Average Annual Return, Percent	[1]		3.67%	1.74%	1.75%
Class C Shares | Performance Inception Date	[1]				Apr. 19, 2017
Class F Shares | Average Annual Return, Percent			5.60%	2.51%	2.55%
Class F Shares | Performance Inception Date					Apr. 19, 2017
Class F3 Shares | Average Annual Return, Percent			5.80%	2.70%	2.74%
Class F3 Shares | Performance Inception Date					Apr. 19, 2017
Class I Shares | Average Annual Return, Percent			5.71%	2.59%	2.65%
Class I Shares | Performance Inception Date					Apr. 19, 2017
Class R3 Shares | Average Annual Return, Percent			5.18%	2.10%	2.15%
Class R3 Shares | Performance Inception Date					Apr. 19, 2017
Class R4 Shares | Average Annual Return, Percent			5.33%	2.35%	2.40%
Class R4 Shares | Performance Inception Date					Apr. 19, 2017
Class R5 Shares | Average Annual Return, Percent			5.59%	2.59%	2.65%
Class R5 Shares | Performance Inception Date					Apr. 19, 2017
Class R6 Shares | Average Annual Return, Percent			5.80%	2.69%	2.74%
Class R6 Shares | Performance Inception Date					Apr. 19, 2017
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Short Duration Core Bond Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lord Abbett Short Duration Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 2nd Q 2020 +5.89% Worst Quarter 1st Q 2020 -5.42%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts

(“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Short Duration Income Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA 1–3 Year U.S. Corporate Index | Average Annual Return, Label [Optional Text]		ICE BofA 1–3 Year U.S. Corporate Index
ICE BofA 1–3 Year U.S. Corporate Index | Average Annual Return, Percent			5.93%	2.53%	2.86%	2.81%
ICE BofA 1–3 Year U.S. Corporate Index | Performance Inception Date					Apr. 04, 2017
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			3.28%	1.96%		2.57%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			1.19%	0.31%		0.98%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			1.91%	0.77%		1.25%
Class C Shares | Average Annual Return, Percent	[1]		4.28%	1.81%		2.16%
Class F Shares | Average Annual Return, Percent			6.06%	2.54%		2.90%
Class F3 Shares | Average Annual Return, Percent			6.25%	2.72%	2.96%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			6.16%	2.64%		3.01%
Class R2 Shares | Average Annual Return, Percent			5.53%	2.08%		2.42%
Class R3 Shares | Average Annual Return, Percent			5.63%	2.18%		2.50%
Class R4 Shares | Average Annual Return, Percent			5.90%	2.39%		2.76%
Class R5 Shares | Average Annual Return, Percent			6.16%	2.69%		3.01%
Class R6 Shares | Average Annual Return, Percent			6.26%	2.72%		3.08%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Short Duration Income Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.89%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Lord Abbett Total Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Bar Chart Narrative [Text Block]

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart [Heading]	Bar Chart (per calendar year) - Class A Shares
Bar Chart Closing [Text Block]	Best Quarter 4th Q 2023 +6.64% Worst Quarter 2nd Q 2022 -6.05%
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Performance Table Does Reflect Sales Loads	The Fund’s average annual total returns include applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Lord Abbett Total Return Fund			12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
		Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	1.87%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Apr. 04, 2017
Class A Shares | Average Annual Return, Percent			4.82%	(0.39%)		2.02%
Class A Shares | After Taxes on Distributions | Average Annual Return, Percent			2.83%	(1.97%)		0.54%
Class A Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.82%	(0.97%)		0.91%
Class C Shares | Average Annual Return, Percent	[1]		5.57%	(0.55%)		1.61%
Class F Shares | Average Annual Return, Percent			7.35%	0.19%		2.35%
Class F3 Shares | Average Annual Return, Percent			7.68%	0.39%	2.27%
Class F3 Shares | Performance Inception Date					Apr. 04, 2017
Class I Shares | Average Annual Return, Percent			7.49%	0.32%		2.49%
Class P Shares | Average Annual Return, Percent			6.95%	(0.19%)		1.99%
Class R2 Shares | Average Annual Return, Percent			6.82%	(0.31%)		1.84%
Class R3 Shares | Average Annual Return, Percent			6.92%	(0.21%)		1.94%
Class R4 Shares | Average Annual Return, Percent			7.19%	0.04%		2.20%
Class R5 Shares | Average Annual Return, Percent			7.46%	0.27%		2.44%
Class R6 Shares | Average Annual Return, Percent			7.56%	0.39%		2.56%
[1]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.lordabbett.com
Performance Availability Phone [Text]	888-522-2388
Lord Abbett Total Return Fund | Class A Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.64%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.05%)
Lowest Quarterly Return, Date	Jun. 30, 2022